UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Balanced Fund

May 31, 2015

1.797921.111

AIG-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	11,800	$ 2,959
Diversified Consumer Services - 0.4%
2U, Inc. (a)	25,885	719
H&R Block, Inc.	202,458	6,424
		7,143
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	62,659	1,964
Extended Stay America, Inc. unit	411,355	8,067
McDonald's Corp.	154,075	14,780
Panera Bread Co. Class A (a)	49,576	9,023
Starbucks Corp.	263,900	13,712
Wynn Resorts Ltd.	37,800	3,806
		51,352
Household Durables - 0.0%
Sony Corp. sponsored ADR	12,900	399
Internet & Catalog Retail - 2.0%
Ctrip.com International Ltd. sponsored ADR (a)	62,700	5,008
Etsy, Inc.	38,200	640
Groupon, Inc. Class A (a)	5,800	37
Liberty Interactive Corp. Series A (a)	527,355	14,750
Priceline Group, Inc. (a)	11,300	13,244
Travelport Worldwide Ltd. (d)	340,977	5,214
		38,893
Media - 2.1%
Bona Film Group Ltd. sponsored ADR (a)	30,900	392
DIRECTV (a)	44,600	4,060
DreamWorks Animation SKG, Inc. Class A (a)(d)	189,000	5,094
Legend Pictures LLC (a)(l)(m)	415	1,040
Legend Pictures LLC rights (a)	4	0
Liberty Media Corp. Class C (a)	223,993	8,503
Manchester United PLC (a)	113,900	1,944
The Madison Square Garden Co. Class A (a)	176,194	15,052
Time Warner Cable, Inc.	2,800	506
Twenty-First Century Fox, Inc. Class A	174,842	5,875
		42,466
Multiline Retail - 1.0%
B&M European Value Retail S.A.	1,047,401	5,223
Dollar General Corp.	214,335	15,559
		20,782
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.6%
Michaels Companies, Inc.	164,700	$ 4,506
TJX Companies, Inc.	119,680	7,705
		12,211
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	54,286	3,246
NIKE, Inc. Class B	129,700	13,187
		16,433
TOTAL CONSUMER DISCRETIONARY		192,638
CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	15,029	1,813
Coca-Cola Icecek Sanayi A/S	19,269	326
Constellation Brands, Inc. Class A (sub. vtg.)	22,200	2,617
Diageo PLC sponsored ADR	13,369	1,483
Embotelladora Andina SA sponsored ADR	1,811	35
Monster Beverage Corp. (a)	28,600	3,640
The Coca-Cola Co.	401,299	16,437
		26,351
Food & Staples Retailing - 1.4%
CVS Health Corp.	140,027	14,336
Kroger Co.	110,418	8,038
Sprouts Farmers Market LLC (a)	13,100	393
Sysco Corp.	73,873	2,745
Wal-Mart Stores, Inc.	5,349	397
Whole Foods Market, Inc.	43,100	1,777
		27,686
Food Products - 0.9%
Bunge Ltd.	23,938	2,216
Keurig Green Mountain, Inc.	45,040	3,884
Mead Johnson Nutrition Co. Class A	71,089	6,917
Nestle SA	19,260	1,492
The Hershey Co.	37,600	3,492
		18,001
Household Products - 0.9%
Colgate-Palmolive Co.	110,800	7,400
Procter & Gamble Co.	123,628	9,691
		17,091
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	26,400	$ 2,308
Nu Skin Enterprises, Inc. Class A	12,200	617
		2,925
Tobacco - 1.4%
Altria Group, Inc.	265,703	13,604
British American Tobacco PLC sponsored ADR	123,999	13,729
Philip Morris International, Inc.	8,600	714
		28,047
TOTAL CONSUMER STAPLES		120,101
ENERGY - 5.3%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	17,700	1,141
Dril-Quip, Inc. (a)	14,939	1,129
Halliburton Co.	124,307	5,644
Independence Contract Drilling, Inc.	76,237	560
Oceaneering International, Inc.	30,829	1,566
Schlumberger Ltd.	119,100	10,811
		20,851
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	104,473	8,735
Apache Corp.	41,200	2,465
Black Stone Minerals LP	78,400	1,418
Cabot Oil & Gas Corp.	104,015	3,532
Chevron Corp.	177,576	18,290
Cimarex Energy Co.	28,000	3,234
Columbia Pipeline Partners LP	30,600	828
EOG Resources, Inc.	55,710	4,941
EP Energy Corp. (a)	91,267	1,200
Exxon Mobil Corp.	117,291	9,993
Kinder Morgan, Inc.	127,356	5,284
Memorial Resource Development Corp.	77,700	1,469
Noble Energy, Inc.	138,945	6,083
Parsley Energy, Inc. Class A	65,300	1,142
Phillips 66 Co.	81,174	6,422
PrairieSky Royalty Ltd. (d)	48,300	1,297
SM Energy Co.	31,200	1,632
Suncor Energy, Inc.	157,855	4,614
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Synergy Resources Corp. (a)	45,600	$ 525
Valero Energy Partners LP	14,796	758
		83,862
TOTAL ENERGY		104,713
FINANCIALS - 10.6%
Banks - 4.7%
Bank of America Corp.	1,447,691	23,887
Citigroup, Inc.	424,030	22,932
Huntington Bancshares, Inc.	210,593	2,344
JPMorgan Chase & Co.	308,432	20,289
Regions Financial Corp.	269,300	2,717
SunTrust Banks, Inc.	58,254	2,486
Synovus Financial Corp.	52,043	1,510
U.S. Bancorp	178,033	7,675
Wells Fargo & Co.	174,900	9,787
		93,627
Capital Markets - 1.5%
Ameriprise Financial, Inc.	8,989	1,120
Artisan Partners Asset Management, Inc.	34,000	1,500
BlackRock, Inc. Class A	15,290	5,593
E*TRADE Financial Corp. (a)	79,721	2,349
Goldman Sachs Group, Inc.	42,900	8,846
Greenhill & Co., Inc.	22,800	888
Invesco Ltd.	58,109	2,314
Northern Trust Corp.	43,405	3,236
Oaktree Capital Group LLC Class A	16,791	920
State Street Corp.	28,500	2,221
The Blackstone Group LP	17,255	756
		29,743
Consumer Finance - 1.5%
Capital One Financial Corp.	248,134	20,734
Navient Corp.	172,507	3,324
SLM Corp. (a)	435,586	4,469
Springleaf Holdings, Inc. (a)	56,400	2,680
		31,207
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	10	$ 2,148
Class B (a)	29,600	4,233
IntercontinentalExchange Group, Inc.	11,176	2,646
KBC Ancora	24,048	1,004
		10,031
Insurance - 1.0%
Direct Line Insurance Group PLC	381,712	1,967
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	705
Marsh & McLennan Companies, Inc.	56,653	3,299
MetLife, Inc.	120,467	6,296
Principal Financial Group, Inc.	32,200	1,664
The Chubb Corp.	42,200	4,115
Unum Group	37,300	1,304
WMI Holdings Corp. (a)	4,454	13
		19,363
Real Estate Investment Trusts - 1.2%
Altisource Residential Corp. Class B	227,110	4,070
American Realty Capital Properties, Inc.	67,100	595
American Tower Corp.	17,600	1,633
Boston Properties, Inc.	26,800	3,485
Community Healthcare Trust, Inc.	54,100	1,060
Digital Realty Trust, Inc.	53,200	3,513
Duke Realty LP	176,000	3,443
FelCor Lodging Trust, Inc.	87,400	939
InfraReit, Inc.	15,700	476
Kite Realty Group Trust	20,500	555
Outfront Media, Inc.	25,812	715
Sun Communities, Inc.	37,142	2,344
The Macerich Co.	6,000	493
		23,321
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	105,348	4,029
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	24,500	249
Washington Mutual, Inc. (a)	130,000	0
		249
TOTAL FINANCIALS		211,570
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.1%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	16,964	$ 2,779
Amgen, Inc.	69,805	10,908
Biogen, Inc. (a)	27,175	10,788
BioMarin Pharmaceutical, Inc. (a)	27,409	3,442
Celgene Corp. (a)	84,300	9,647
Gilead Sciences, Inc.	143,285	16,087
Vertex Pharmaceuticals, Inc. (a)	36,300	4,657
		58,308
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	521,449	9,527
Edwards Lifesciences Corp. (a)	14,814	1,936
Medtronic PLC	197,601	15,081
Quidel Corp. (a)	23,200	503
The Cooper Companies, Inc.	21,228	3,859
Zimmer Holdings, Inc.	46,200	5,271
		36,177
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	75,164	2,833
Cigna Corp.	67,482	9,503
HCA Holdings, Inc. (a)	64,007	5,238
Henry Schein, Inc. (a)	22,044	3,123
McKesson Corp.	48,582	11,525
UnitedHealth Group, Inc.	65,400	7,862
		40,084
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.	10,800	295
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	108,500	4,469
Thermo Fisher Scientific, Inc.	57,290	7,427
		11,896
Pharmaceuticals - 2.8%
AbbVie, Inc.	69,511	4,629
Actavis PLC (a)	55,719	17,095
Bristol-Myers Squibb Co.	186,494	12,048
Endo Health Solutions, Inc. (a)	41,600	3,484
Horizon Pharma PLC (a)	89,200	2,893
Merck & Co., Inc.	30,144	1,835
Roche Holding AG (participation certificate)	8,271	2,522
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	53,338	$ 4,613
Teva Pharmaceutical Industries Ltd. sponsored ADR	96,500	5,800
		54,919
TOTAL HEALTH CARE		201,679
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Meggitt PLC	443,542	3,447
TransDigm Group, Inc.	64,868	14,663
		18,110
Air Freight & Logistics - 0.4%
FedEx Corp.	47,881	8,294
Electrical Equipment - 1.0%
AMETEK, Inc.	357,986	19,245
Industrial Conglomerates - 2.3%
Danaher Corp.	290,592	25,084
Roper Industries, Inc.	115,280	20,169
		45,253
Machinery - 0.6%
Deere & Co.	92,600	8,675
WABCO Holdings, Inc. (a)	31,600	3,995
		12,670
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	146,203	12,284
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	216,400	7,022
TOTAL INDUSTRIALS		122,878
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	116,809	3,424
QUALCOMM, Inc.	220,479	15,363
		18,787
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	40,530	2,797
Trimble Navigation Ltd. (a)	85,300	1,999
		4,796
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.7%
Alibaba Group Holding Ltd. sponsored ADR	121,800	$ 10,879
ChannelAdvisor Corp. (a)	59,255	664
Cvent, Inc. (a)	116,922	3,082
Facebook, Inc. Class A (a)	120,013	9,504
Five9, Inc. (a)	42,170	215
Google, Inc. Class C	43,599	23,199
HomeAway, Inc. (a)	62,500	1,754
Opower, Inc. (a)(d)	160,581	1,901
Twitter, Inc. (a)	14,400	528
Wix.com Ltd. (a)	23,533	586
Youku Tudou, Inc. ADR (a)	68,500	1,847
		54,159
IT Services - 0.3%
Lionbridge Technologies, Inc. (a)	47,939	265
Sabre Corp.	210,972	5,504
		5,769
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	72,200	3,527
Analog Devices, Inc.	55,400	3,765
Broadcom Corp. Class A	36,200	2,058
Intersil Corp. Class A	25,100	339
Marvell Technology Group Ltd.	820,700	11,482
Micron Technology, Inc. (a)	109,887	3,069
NVIDIA Corp.	55,700	1,233
NXP Semiconductors NV (a)	20,976	2,355
Qorvo, Inc. (a)	132,620	10,895
Semtech Corp. (a)	31,736	678
		39,401
Software - 2.6%
Activision Blizzard, Inc.	29,900	755
Adobe Systems, Inc. (a)	101,154	8,000
Autodesk, Inc. (a)	50,800	2,751
Citrix Systems, Inc. (a)	8,200	533
Electronic Arts, Inc. (a)	35,800	2,247
Fleetmatics Group PLC (a)	31,183	1,304
Imperva, Inc. (a)	73,900	4,494
Intuit, Inc.	46,793	4,873
Microsoft Corp.	161,500	7,568
Oracle Corp.	182,996	7,958
RealPage, Inc. (a)	94,500	1,726
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	92,599	$ 6,737
Varonis Systems, Inc. (a)	6,889	139
Xero Ltd. (a)(d)	43,630	635
Yodlee, inc.	29,000	416
Zendesk, Inc.	77,000	1,773
		51,909
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	427,352	55,681
Electronics for Imaging, Inc. (a)	60,609	2,620
Hewlett-Packard Co.	268,000	8,951
SanDisk Corp.	13,400	916
Western Digital Corp.	15,300	1,490
		69,658
TOTAL INFORMATION TECHNOLOGY		244,479
MATERIALS - 2.7%
Chemicals - 2.3%
Airgas, Inc.	69,217	7,056
Ashland, Inc.	11,500	1,465
CF Industries Holdings, Inc.	10,800	3,412
Cytec Industries, Inc.	5,900	357
E.I. du Pont de Nemours & Co.	86,800	6,164
Eastman Chemical Co.	48,574	3,729
Ecolab, Inc.	99,800	11,442
LyondellBasell Industries NV Class A	31,543	3,189
Monsanto Co.	51,378	6,010
W.R. Grace & Co. (a)	23,481	2,299
		45,123
Construction Materials - 0.1%
Eagle Materials, Inc.	25,300	2,112
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	86,690	1,234
Rock-Tenn Co. Class A	46,748	3,045
		4,279
Metals & Mining - 0.1%
Nucor Corp.	48,100	2,275
TOTAL MATERIALS		53,789
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	36,800	$ 1,271
Cogent Communications Group, Inc.	19,500	613
Frontier Communications Corp.	71,400	368
inContact, Inc. (a)	87,417	850
Level 3 Communications, Inc. (a)	41,252	2,289
Verizon Communications, Inc.	322,498	15,944
		21,335
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	5,100	304
T-Mobile U.S., Inc. (a)	63,350	2,463
Telephone & Data Systems, Inc.	17,437	518
		3,285
TOTAL TELECOMMUNICATION SERVICES		24,620
UTILITIES - 1.7%
Electric Utilities - 0.8%
Edison International	31,767	1,932
Exelon Corp.	140,400	4,750
NextEra Energy, Inc.	59,000	6,038
PPL Corp.	115,500	4,009
		16,729
Gas Utilities - 0.1%
National Fuel Gas Co.	20,936	1,345
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	98,130	2,473
Multi-Utilities - 0.7%
Dominion Resources, Inc.	67,849	4,785
NiSource, Inc.	46,797	2,208
PG&E Corp.	45,875	2,453
Sempra Energy	43,709	4,697
		14,143
TOTAL UTILITIES		34,690
TOTAL COMMON STOCKS (Cost $1,043,856)		1,311,157
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25% (a)	30,000	$ 1,658
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(m)	16,802	147
TOTAL CONVERTIBLE PREFERRED STOCKS		1,805
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	94,450	543
TOTAL PREFERRED STOCKS (Cost $2,273)		2,348
Nonconvertible Bonds - 13.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.5%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	$ 231	232
General Motors Co.:
3.5% 10/2/18	350	360
6.25% 10/2/43	58	67
General Motors Financial Co., Inc.:
2.4% 4/10/18	2,236	2,235
2.625% 7/10/17	110	112
3% 9/25/17	252	257
3.15% 1/15/20	1,508	1,508
3.25% 5/15/18	180	184
3.45% 4/10/22	1,250	1,229
3.5% 7/10/19	400	408
4% 1/15/25	494	490
4.25% 5/15/23	200	205
4.375% 9/25/21	2,326	2,423
4.75% 8/15/17	195	206
		9,916
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	$ 35	$ 36
4.25% 6/15/23	249	264
		300
Media - 0.4%
21st Century Fox America, Inc. 7.75% 12/1/45	621	877
AOL Time Warner, Inc. 7.625% 4/15/31	500	668
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	502
Discovery Communications LLC:
3.25% 4/1/23	51	50
6.35% 6/1/40	236	268
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	325
Time Warner Cable, Inc.:
4% 9/1/21	630	650
4.5% 9/15/42	110	95
5.5% 9/1/41	78	75
5.85% 5/1/17	104	112
6.55% 5/1/37	503	541
6.75% 7/1/18	439	493
7.3% 7/1/38	332	386
8.25% 4/1/19	700	830
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	280
Viacom, Inc.:
2.5% 9/1/18	46	47
3.5% 4/1/17	583	605
		6,939
TOTAL CONSUMER DISCRETIONARY		17,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	$ 245	$ 249
3.3% 11/18/21	291	294
		543
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	131
The J.M. Smucker Co. 1.75% 3/15/18 (e)	369	369
		500
Tobacco - 0.2%
Altria Group, Inc.:
4% 1/31/24	212	219
4.25% 8/9/42	262	241
4.75% 5/5/21	300	332
5.375% 1/31/44	364	388
Reynolds American, Inc.:
3.25% 11/1/22	187	184
4.75% 11/1/42	289	271
6.15% 9/15/43	500	562
6.75% 6/15/17	23	25
7.25% 6/15/37	409	512
		2,734
TOTAL CONSUMER STAPLES		3,777
ENERGY - 2.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	353
5.35% 3/15/20 (e)	1,027	1,046
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	376
5% 10/1/21	146	157
6.5% 4/1/20	24	28
Noble Holding International Ltd.:
4% 3/16/18	41	42
5.95% 4/1/25	260	263
6.95% 4/1/45	251	243
Transocean, Inc. 5.05% 12/15/16	238	247
		2,755
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 673	$ 743
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,295
2.315% 2/13/20	1,873	1,885
3.535% 11/4/24	1,443	1,455
3.814% 2/10/24	359	373
4.5% 10/1/20	173	191
4.742% 3/11/21	300	338
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	177
3.8% 4/15/24	619	621
Cenovus Energy, Inc. 5.7% 10/15/19	561	630
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (e)	110	111
3.3% 6/1/20 (e)	391	395
4.5% 6/1/25 (e)	164	166
DCP Midstream Operating LP:
2.5% 12/1/17	168	163
2.7% 4/1/19	494	469
3.875% 3/15/23	164	157
5.6% 4/1/44	146	137
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	367
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	360
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	110
3.9% 5/15/24 (e)	121	115
Enbridge Energy Partners LP 4.2% 9/15/21	438	457
EnLink Midstream Partners LP 2.7% 4/1/19	572	571
Enterprise Products Operating LP:
2.55% 10/15/19	85	86
3.7% 2/15/26	600	601
3.75% 2/15/25	285	289
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	7
Marathon Petroleum Corp. 5.125% 3/1/21	215	239
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	173
MPLX LP 4% 2/15/25	77	77
Nakilat, Inc. 6.067% 12/31/33 (e)	279	327
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada 6.05% 5/15/18	$ 150	$ 169
Petrobras Global Finance BV:
1.896% 5/20/16 (i)	425	418
3% 1/15/19	40	37
3.25% 3/17/17	1,690	1,670
4.375% 5/20/23	596	532
4.875% 3/17/20	2,484	2,412
5.625% 5/20/43	569	468
7.25% 3/17/44	2,755	2,714
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	355
5.375% 1/27/21	4,302	4,197
5.75% 1/20/20	611	610
5.875% 3/1/18	228	235
6.125% 10/6/16	100	103
7.875% 3/15/19	399	429
Petroleos Mexicanos:
3.125% 1/23/19	58	59
3.5% 7/18/18	463	480
3.5% 7/23/20 (e)	2,675	2,712
3.5% 1/30/23	285	275
4.5% 1/23/26 (e)	1,314	1,317
4.875% 1/24/22	237	249
4.875% 1/18/24	410	428
5.5% 1/21/21	369	404
5.5% 6/27/44	648	631
5.625% 1/23/46 (e)	749	740
6% 3/5/20	175	198
6.375% 1/23/45	2,366	2,567
6.5% 6/2/41	661	724
8% 5/3/19	241	286
Phillips 66 Co. 4.3% 4/1/22	338	363
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	177
6.125% 1/15/17	205	220
Shell International Finance BV 4.375% 5/11/45	1,246	1,268
Southwestern Energy Co.:
3.3% 1/23/18	200	206
4.05% 1/23/20	363	376
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 10	$ 11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
2.95% 9/25/18	63	65
4.6% 6/15/21	90	97
Suncor Energy, Inc. 6.1% 6/1/18	395	443
The Williams Companies, Inc.:
3.7% 1/15/23	116	113
4.55% 6/24/24	1,308	1,336
Western Gas Partners LP 5.375% 6/1/21	441	489
Williams Partners LP 4.3% 3/4/24	278	284
		44,082
TOTAL ENERGY		46,837
FINANCIALS - 7.6%
Banks - 3.6%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	600	610
5.5% 7/12/20 (e)	3,200	3,387
6.5% 6/10/19 (e)	129	141
Bank of America Corp.:
1.95% 5/12/18	916	918
2.6% 1/15/19	648	658
2.65% 4/1/19	183	186
3.875% 3/22/17	1,060	1,106
3.95% 4/21/25	700	692
4.2% 8/26/24	474	481
4.25% 10/22/26	418	420
5.65% 5/1/18	205	226
5.75% 12/1/17	2,655	2,912
5.875% 1/5/21	170	196
6.5% 8/1/16	300	318
Bank of America NA:
1.65% 3/26/18	761	761
5.3% 3/15/17	420	447
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (e)	1,362	1,364
2.3% 3/5/20 (e)	1,360	1,366
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Barclays PLC:
2% 3/16/18	$ 2,708	$ 2,722
2.75% 11/8/19	356	360
Capital One NA:
1.65% 2/5/18	2,362	2,352
2.95% 7/23/21	541	542
Citigroup, Inc.:
1.3% 11/15/16	568	569
1.8% 2/5/18	10,500	10,511
1.85% 11/24/17	2,353	2,368
2.5% 7/29/19	1,199	1,207
3.875% 3/26/25	1,200	1,186
4.05% 7/30/22	151	157
4.3% 11/20/26	1,000	1,011
5.5% 9/13/25	142	158
6.125% 5/15/18	212	237
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	223
Credit Suisse AG 6% 2/15/18	1,164	1,285
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (e)	556	556
3.75% 3/26/25 (e)	550	543
Discover Bank 4.2% 8/8/23	259	266
Fifth Third Bancorp 8.25% 3/1/38	94	137
HBOS PLC 6.75% 5/21/18 (e)	180	201
HSBC Holdings PLC 4.25% 3/14/24	200	208
HSBC U.S.A., Inc. 1.625% 1/16/18	314	315
Huntington Bancshares, Inc. 7% 12/15/20	97	116
Huntington National Bank:
1.7% 2/26/18	3,052	3,051
2.4% 4/1/20	4,000	3,989
JPMorgan Chase & Co.:
3.875% 9/10/24	1,161	1,165
4.125% 12/15/26	4,096	4,125
KeyBank NA 5.45% 3/3/16	294	304
Marshall & Ilsley Bank 5% 1/17/17	259	273
Mizuho Bank Ltd. 1.8% 3/26/18 (e)	2,458	2,464
MUFG Americas Holdings Corp.:
1.625% 2/9/18	151	151
2.25% 2/10/20	509	507
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
PNC Bank NA:
1.6% 6/1/18	$ 300	$ 301
2.3% 6/1/20	300	300
Regions Bank:
6.45% 6/26/37	652	796
7.5% 5/15/18	1,282	1,479
Regions Financial Corp.:
2% 5/15/18	382	382
5.75% 6/15/15	73	73
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	2,995	3,075
6% 12/19/23	874	947
6.1% 6/10/23	1,190	1,295
6.125% 12/15/22	694	764
The Toronto Dominion Bank 1.625% 3/13/18	2,395	2,414
Wells Fargo & Co. 4.48% 1/16/24	30	32
		71,306
Capital Markets - 1.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	572
4.25% 2/15/24	399	419
Deutsche Bank AG 4.5% 4/1/25	921	899
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,785
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,960
2.55% 10/23/19	3,392	3,412
2.625% 1/31/19	1,538	1,567
2.9% 7/19/18	526	541
5.25% 7/27/21	96	108
5.625% 1/15/17	500	532
5.95% 1/18/18	32	35
6% 6/15/20	600	692
6.15% 4/1/18	36	40
6.75% 10/1/37	2,000	2,446
JPMorgan Chase & Co. 1.7% 3/1/18	3,810	3,819
Lazard Group LLC:
4.25% 11/14/20	324	344
6.85% 6/15/17	18	20
Morgan Stanley:
1.875% 1/5/18	454	456
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
2.125% 4/25/18	$ 2,454	$ 2,473
2.375% 7/23/19	1,201	1,207
2.65% 1/27/20	1,715	1,732
4.35% 9/8/26	2,000	2,030
4.875% 11/1/22	687	740
5% 11/24/25	93	100
5.45% 1/9/17	480	510
5.75% 1/25/21	268	309
6.625% 4/1/18	600	679
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	506
UBS AG Stamford Branch:
1.375% 6/1/17	438	437
1.8% 3/26/18	822	822
2.35% 3/26/20	300	300
		33,492
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	462	471
3.95% 11/6/24	283	284
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,115
Ford Motor Credit Co. LLC:
1.461% 3/27/17	3,335	3,335
1.5% 1/17/17	239	239
1.7% 5/9/16	561	564
2.875% 10/1/18	400	410
Hyundai Capital America:
1.45% 2/6/17 (e)	476	476
1.625% 10/2/15 (e)	122	122
1.875% 8/9/16 (e)	92	93
2.125% 10/2/17 (e)	521	526
2.875% 8/9/18 (e)	163	168
Hyundai Capital America Mtn Be 144A 2% 3/19/18 (e)	752	756
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial: - continued
3.75% 8/15/21	$ 211	$ 216
4.25% 8/15/24	213	218
		9,276
Insurance - 0.7%
AFLAC, Inc. 2.4% 3/16/20	1,000	1,014
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
4.875% 6/1/22	107	119
5.6% 10/18/16	318	337
Aon Corp.:
3.125% 5/27/16	376	384
3.5% 9/30/15	151	152
5% 9/30/20	133	148
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	379
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(i)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	463
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	260
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (e)	629	582
5.375% 12/1/41 (e)	107	122
MetLife, Inc.:
1.903% 12/15/17	84	85
4.368% 9/15/23	305	329
4.75% 2/8/21	137	154
6.75% 6/1/16	290	307
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	223
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	307
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	473
6% 2/10/20 (e)	409	465
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	220
4.75% 9/17/15	500	506
6.2% 11/15/40	134	161
7.375% 6/15/19	2,734	3,276
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (e)	$ 38	$ 39
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	538
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	122
4.125% 11/1/24 (e)	174	180
Unum Group:
4% 3/15/24	600	622
5.625% 9/15/20	270	306
5.75% 8/15/42	458	525
7.125% 9/30/16	19	20
		13,088
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	102
American Tower Corp. 2.8% 6/1/20	500	497
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	169
4.2% 12/15/23	360	385
Boston Properties, Inc. 3.85% 2/1/23	432	452
Camden Property Trust:
2.95% 12/15/22	135	132
4.25% 1/15/24	304	321
DDR Corp.:
3.625% 2/1/25	242	237
4.625% 7/15/22	247	264
4.75% 4/15/18	313	335
7.5% 4/1/17	203	224
9.625% 3/15/16	106	113
Duke Realty LP:
3.625% 4/15/23	180	182
3.75% 12/1/24	160	162
3.875% 10/15/22	310	320
4.375% 6/15/22	207	219
5.95% 2/15/17	144	155
6.5% 1/15/18	285	320
6.75% 3/15/20	12	14
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
8.25% 8/15/19	$ 127	$ 155
Equity One, Inc. 3.75% 11/15/22	400	401
ERP Operating LP:
2.375% 7/1/19	246	249
4.625% 12/15/21	540	596
4.75% 7/15/20	265	295
5.375% 8/1/16	117	123
5.75% 6/15/17	567	617
Federal Realty Investment Trust 5.9% 4/1/20	95	110
Government Properties Income Trust 3.75% 8/15/19	1,800	1,862
HCP, Inc. 3.75% 2/1/16	201	205
Health Care REIT, Inc.:
2.25% 3/15/18	147	149
4.7% 9/15/17	48	51
Lexington Corporate Properties Trust 4.4% 6/15/24	131	134
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (e)	130	130
4.5% 4/1/27 (e)	3,808	3,740
4.95% 4/1/24	123	128
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	100
5% 12/15/23	67	72
Simon Property Group LP 4.125% 12/1/21	229	250
Weingarten Realty Investors 3.375% 10/15/22	68	67
WP Carey, Inc. 4% 2/1/25	613	596
		14,832
Real Estate Management & Development - 0.4%
BioMed Realty LP:
2.625% 5/1/19	217	218
3.85% 4/15/16	552	564
4.25% 7/15/22	163	169
6.125% 4/15/20	126	144
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	361
4.1% 10/1/24	401	403
4.55% 10/1/29	401	409
4.95% 4/15/18	281	301
5.7% 5/1/17	1,000	1,071
6% 4/1/16	86	89
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP 5.25% 3/15/21	$ 201	$ 223
Essex Portfolio LP 5.5% 3/15/17	113	121
Liberty Property LP:
3.375% 6/15/23	185	181
4.125% 6/15/22	177	183
4.4% 2/15/24	418	438
4.75% 10/1/20	394	428
5.5% 12/15/16	12	13
6.625% 10/1/17	281	311
Mack-Cali Realty LP:
2.5% 12/15/17	252	253
3.15% 5/15/23	426	382
4.5% 4/18/22	108	108
7.75% 8/15/19	23	27
Mid-America Apartments LP 4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	69
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	99
Reckson Operating Partnership LP 6% 3/31/16	114	119
Regency Centers LP 5.25% 8/1/15	124	125
Tanger Properties LP:
3.75% 12/1/24	300	303
3.875% 12/1/23	160	164
6.125% 6/1/20	478	551
Ventas Realty LP:
1.55% 9/26/16	250	252
3.5% 2/1/25	143	140
4.375% 2/1/45	85	81
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	229
4% 4/30/19	114	121
		8,727
TOTAL FINANCIALS		150,721
HEALTH CARE - 1.0%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	378	378
2.2% 5/22/19	969	974
		1,352
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	$ 147	$ 149
Boston Scientific Corp. 3.375% 5/15/22	550	548
Zimmer Holdings, Inc.:
1.45% 4/1/17	1,048	1,051
2% 4/1/18	1,079	1,087
		2,835
Health Care Providers & Services - 0.3%
Aetna, Inc. 2.75% 11/15/22	52	51
Express Scripts Holding Co. 4.75% 11/15/21	458	506
HCA Holdings, Inc.:
3.75% 3/15/19	375	381
4.25% 10/15/19	1,330	1,380
6.5% 2/15/20	2,750	3,070
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	278
		5,704
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	104
		271
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	358	359
1.8% 5/14/18	1,445	1,446
2.9% 11/6/22	368	362
3.2% 11/6/22	536	537
3.6% 5/14/25	797	802
Actavis Funding SCS:
1.85% 3/1/17	1,926	1,937
2.35% 3/12/18	1,358	1,373
3% 3/12/20	466	472
3.45% 3/15/22	810	816
3.8% 3/15/25	584	587
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18	200	201
Perrigo Finance PLC 3.5% 12/15/21	200	204
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 120	$ 120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	135
		9,528
TOTAL HEALTH CARE		19,690
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	356
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	6	6
6.9% 7/2/19	2	3
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	9
8.36% 1/20/19	7	7
		25
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	202
3.75% 2/1/22	505	509
3.875% 4/1/21	387	399
4.25% 9/15/24	336	340
4.75% 3/1/20	338	361
		1,811
TOTAL INDUSTRIALS		2,192
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	133
Tyco Electronics Group SA 2.375% 12/17/18	74	75
		208
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	1,245	1,255
TOTAL INFORMATION TECHNOLOGY		1,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	$ 343	$ 367
4.25% 11/15/20	186	201
		568
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	378
4.875% 11/4/44 (e)	928	936
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	289
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	360
Vale Overseas Ltd.:
4.375% 1/11/22	200	197
6.25% 1/23/17	503	536
		2,696
TOTAL MATERIALS		3,264
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 2.45% 6/30/20	380	376
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	74
6.15% 9/15/19	226	244
Embarq Corp.:
7.082% 6/1/16	236	249
7.995% 6/1/36	3,770	4,326
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20	615	620
4.5% 9/15/20	1,100	1,199
5.012% 8/21/54	1,641	1,552
6.25% 4/1/37	187	218
6.4% 9/15/33	346	408
6.55% 9/15/43	1,868	2,259
		12,145
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	$ 276	$ 280
TOTAL TELECOMMUNICATION SERVICES		12,425
UTILITIES - 0.8%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
American Transmission Systems, Inc. 5% 9/1/44 (e)	148	158
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,294
Dayton Power & Light Co. 1.875% 9/15/16	119	120
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	317
6.4% 9/15/20 (e)	850	998
Edison International 3.75% 9/15/17	226	238
Eversource Energy:
1.45% 5/1/18	96	96
2.8% 5/1/23	435	426
FirstEnergy Corp.:
2.75% 3/15/18	952	971
4.25% 3/15/23	1,949	2,004
7.375% 11/15/31	608	762
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	716
LG&E and KU Energy LLC:
2.125% 11/15/15	255	256
3.75% 11/15/20	49	52
Nevada Power Co. 6.5% 5/15/18	165	188
NV Energy, Inc. 6.25% 11/15/20	115	135
Pepco Holdings, Inc. 2.7% 10/1/15	240	241
Progress Energy, Inc. 4.4% 1/15/21	823	895
TECO Finance, Inc.:
4% 3/15/16	96	98
5.15% 3/15/20	141	158
		10,270
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	127
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	357
		484
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
1.25% 3/15/17	$ 700	$ 701
2.5731% 9/30/66 (i)	823	757
7.5% 6/30/66 (i)	26	26
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	523	523
NiSource Finance Corp.:
5.45% 9/15/20	468	536
6.4% 3/15/18	24	27
6.8% 1/15/19	677	787
PG&E Corp. 2.4% 3/1/19	55	56
Puget Energy, Inc.:
6% 9/1/21	457	534
6.5% 12/15/20	147	175
Sempra Energy:
2.3% 4/1/17	376	383
2.875% 10/1/22	1,154	1,145
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	20
		5,670
TOTAL UTILITIES		16,424
TOTAL NONCONVERTIBLE BONDS (Cost $268,446)		273,948
U.S. Government and Government Agency Obligations - 6.0%

U.S. Treasury Inflation-Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	5,378	5,116
1.375% 2/15/44	6,636	7,352
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	7,243	7,122
0.25% 1/15/25	4,312	4,278
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		23,868
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 7/2/15 to 8/20/15 (g)	1,660	1,660
U.S. Treasury Bonds 3% 5/15/45	18,055	18,492
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.375% 5/31/16	$ 6,973	$ 6,978
0.5% 6/30/16	5,821	5,831
0.5% 4/30/17	6,737	6,726
1% 5/15/18	40,411	40,493
2% 2/15/25 (h)	8,512	8,428
2.125% 5/15/25	7,679	7,684
TOTAL U.S. TREASURY OBLIGATIONS		96,292
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $120,312)		120,160
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 2.6%
2.053% 6/1/36 (i)	8	9
2.389% 7/1/37 (i)	15	16
2.5% 1/1/28 to 5/1/30	1,278	1,307
2.542% 6/1/42 (i)	40	41
2.96% 11/1/40 (i)	19	20
2.982% 9/1/41 (i)	22	23
3% 1/1/43 to 8/1/43	827	840
3% 6/1/45 (f)	2,900	2,937
3% 6/1/45 (f)	150	152
3% 6/1/45 (f)	7,150	7,242
3% 6/1/45 (f)	1,800	1,823
3% 6/1/45 (f)	3,600	3,646
3% 6/1/45 (f)	1,600	1,620
3% 6/1/45 (f)	1,700	1,722
3% 6/1/45 (f)	1,700	1,722
3% 6/1/45 (f)	1,300	1,317
3.059% 10/1/41 (i)	11	11
3.237% 7/1/41 (i)	37	39
3.308% 10/1/41 (i)	18	19
3.5% 2/1/26 to 11/1/43	6,479	6,801
3.5% 6/1/45 (f)	4,300	4,491
3.5% 6/1/45 (f)	1,000	1,044
3.5% 7/1/45 (f)	1,000	1,041
3.5% 7/1/45 (f)	4,300	4,478
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.554% 7/1/41 (i)	$ 38	$ 40
4% 6/1/42 to 12/1/43	259	279
4% 6/1/45 (f)	600	641
4% 6/1/45 (f)	3,800	4,057
4.5% 12/1/23 to 4/1/44	574	625
4.5% 6/1/45 (f)	2,700	2,935
5% 12/1/39 to 1/1/40	80	91
6% 11/1/35 to 8/1/37	317	364
TOTAL FANNIE MAE		51,393
Freddie Mac - 0.2%
3.115% 10/1/35 (i)	18	20
3.231% 9/1/41 (i)	21	22
3.242% 4/1/41 (i)	28	30
3.296% 6/1/41 (i)	27	29
3.47% 5/1/41 (i)	30	32
3.5% 9/1/42 to 4/1/43	654	683
3.622% 6/1/41 (i)	35	37
3.705% 5/1/41 (i)	31	33
4% 2/1/41 to 9/1/44	581	621
4.5% 3/1/44	180	196
5% 11/1/40 to 6/1/41	735	827
5.5% 6/1/41	2,200	2,484
TOTAL FREDDIE MAC		5,014
Ginnie Mae - 0.1%
3% 6/20/42	89	91
3% 6/1/45 (f)	200	205
3.5% 10/20/42 to 4/20/45	265	279
4% 9/20/40 to 1/20/41	236	254
4.5% 5/20/41	182	199
5.5% 6/15/35	104	119
TOTAL GINNIE MAE		1,147
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $57,418)		57,554
Asset-Backed Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (i)	$ 30	$ 27
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	370
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (i)	2	2
Series 2004-R2 Class M3, 1.0063% 4/25/34 (i)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (i)	2	2
Series 2004-W11 Class M2, 1.2348% 11/25/34 (i)	25	25
Series 2004-W7 Class M1, 1.0063% 5/25/34 (i)	27	26
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (i)	53	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0098% 4/25/34 (i)	79	72
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	361
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (i)	82	54
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	4	4
Series 2013-2A Class A, 1.75% 11/15/17 (e)	83	84
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,010
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6398% 4/25/34 (i)	3	3
Series 2004-4 Class M2, 0.9798% 6/25/34 (i)	5	4
Series 2004-7 Class AF5, 5.868% 1/25/35	112	115
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (i)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0098% 3/25/34 (i)	0*	0*
Ford Credit Floorplan Master Owner Trust:
Series 2013-3 Class A1, 0.79% 6/15/17	700	700
Series 2015-1 Class B, 1.62% 1/15/20	615	615
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9163% 1/25/35 (i)	43	36
Class M4, 1.2013% 1/25/35 (i)	16	10
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (e)(i)	54	51
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (e)(i)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.3656% 11/15/34 (e)(i)	$ 21	$ 20
Class B, 0.4656% 11/15/34 (e)(i)	8	7
Class C, 0.5656% 11/15/34 (e)(i)	13	11
Class D, 0.9356% 11/15/34 (e)(i)	5	4
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4748% 8/25/33 (i)	21	20
Series 2003-5 Class A2, 0.8848% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (i)	56	36
Invitation Homes Trust Series 2015-SFR2:
Class A, 1.5236% 6/17/32 (e)(i)	1,083	1,090
Class B, 1.828% 6/17/32 (e)(i)	268	269
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (i)	22	22
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (i)	8	7
Series 2006-A Class 2C, 1.4186% 3/27/42 (i)	43	22
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (i)	17	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (i)	2	2
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (i)	14	13
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (i)	39	38
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (i)	3	2
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (i)	15	14
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (i)	11	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (i)	65	57
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (i)	24	23
Class M4, 2.3598% 9/25/34 (i)	31	14
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (i)	67	60
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (i)	0*	0*
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	226
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,442
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (i)	38	35
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (i)	$ 33	$ 32
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (i)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (i)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (e)(i)	60	33
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (e)(i)	81	81
TOTAL ASSET-BACKED SECURITIES (Cost $6,785)		7,193
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7448% 1/25/35 (i)	52	51
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.551% 10/25/34 (i)	21	21
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.384% 12/20/54 (e)(i)	271	267
Series 2006-2 Class C1, 1.124% 12/20/54 (i)	242	237
Series 2006-3 Class C2, 1.184% 12/20/54 (i)	50	49
Series 2006-4:
Class C1, 0.944% 12/20/54 (i)	103	100
Class M1, 0.524% 12/20/54 (i)	44	43
Series 2007-1:
Class 1C1, 0.784% 12/20/54 (i)	84	81
Class 1M1, 0.484% 12/20/54 (i)	54	52
Class 2C1, 1.044% 12/20/54 (i)	38	37
Class 2M1, 0.684% 12/20/54 (i)	70	69
Series 2007-2 Class 2C1, 1.0434% 12/17/54 (i)	97	95
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (i)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4683% 8/25/36 (i)	46	40
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (i)	19	18
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (i)	30	27
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4748% 7/25/35 (i)	52	49
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.531% 6/10/35 (e)(i)	$ 10	$ 9
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (i)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (i)	8	8
TOTAL PRIVATE SPONSOR		1,273
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	3	3
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $298)		1,276
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (i)(k)	20	0*
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.9166% 5/10/45 (i)	251	257
Class AAB, 5.8986% 5/10/45 (i)	2	2
Series 2006-3 Class A4, 5.889% 7/10/44	1,802	1,862
Series 2006-5 Class A2, 5.317% 9/10/47	19	19
Series 2006-6 Class A3, 5.369% 10/10/45	150	152
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	835	869
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	6
Series 2007-2 Class A4, 5.7822% 4/10/49 (i)	2,705	2,847
Series 2007-3:
Class A3, 5.7354% 6/10/49 (i)	89	89
Class A4, 5.7354% 6/10/49 (i)	740	784
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	249	263
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1.88% 5/15/32 (e)(i)	3,264	3,258
Class C, 2.28% 5/15/32 (e)(i)	435	434
Class D, 3.28% 5/15/32 (e)(i)	228	228
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (e)(i)	$ 2	$ 1
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (e)(i)	37	33
Class B1, 1.5848% 1/25/36 (e)(i)	2	1
Class M1, 0.6348% 1/25/36 (e)(i)	12	10
Class M2, 0.6548% 1/25/36 (e)(i)	4	3
Class M3, 0.6848% 1/25/36 (e)(i)	5	4
Class M4, 0.7948% 1/25/36 (e)(i)	3	2
Class M5, 0.8348% 1/25/36 (e)(i)	3	2
Class M6, 0.8848% 1/25/36 (e)(i)	3	2
Series 2006-3A Class M4, 0.6148% 10/25/36 (e)(i)	2	0*
Series 2007-1 Class A2, 0.4548% 3/25/37 (e)(i)	21	18
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (e)(i)	22	19
Class A2, 0.5048% 7/25/37 (e)(i)	20	17
Class M1, 0.5548% 7/25/37 (e)(i)	7	5
Class M2, 0.5948% 7/25/37 (e)(i)	4	2
Class M3, 0.6748% 7/25/37 (e)(i)	3	1
Series 2007-3:
Class A2, 0.4748% 7/25/37 (e)(i)	23	19
Class M1, 0.4948% 7/25/37 (e)(i)	4	3
Class M2, 0.5248% 7/25/37 (e)(i)	4	3
Class M3, 0.5548% 7/25/37 (e)(i)	7	3
Class M4, 0.6848% 7/25/37 (e)(i)	11	3
Class M5, 0.7848% 7/25/37 (e)(i)	5	1
Series 2007-4A Class M1, 1.1313% 9/25/37 (e)(i)	8	2
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(i)(k)	201	2
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.8965% 6/11/40 (i)	44	47
Series 2006-T22 Class A4, 5.7581% 4/12/38 (i)	8	8
Series 2007-PW18 Class X2, 0.4438% 6/11/50 (e)(i)(k)	3,453	8
Series 2007-T28 Class X2, 0.3068% 9/11/42 (e)(i)(k)	2,150	2
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (e)(i)	15	15
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1745% 12/15/27 (e)(i)	188	188
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(i)	$ 446	$ 457
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	104	108
Series 2007-CD4:
Class A3, 5.293% 12/11/49	7	7
Class A4, 5.322% 12/11/49	2,380	2,490
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	84	82
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0356% 4/15/17 (e)(i)	6	6
sequential payer Series 2006-C7 Class A1A, 5.9288% 6/10/46 (i)	252	261
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	73
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(i)(k)	0*	0
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (e)(i)	104	104
Class C, 2.4315% 3/15/17 (e)(i)	101	101
Class D, 3.3815% 3/15/17 (e)(i)	153	153
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (e)	510	521
Class CFX, 3.3822% 12/15/19 (e)	433	435
Class DFX, 3.3822% 12/15/19 (e)	367	365
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	2,059
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0136% 7/10/38 (i)	2,635	2,714
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	134	135
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	72	75
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	101
Class DFX, 4.4065% 11/5/30 (e)	765	777
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (e)(i)	5	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2006-FL2A: - continued
Class F, 0.5156% 11/15/18 (e)(i)	$ 14	$ 14
Class G, 0.5456% 11/15/18 (e)(i)	13	12
Class H, 0.6856% 11/15/18 (e)(i)	10	9
Series 2014-BXH:
Class C, 1.8356% 4/15/27 (e)(i)	130	130
Class D, 2.4356% 4/15/27 (e)(i)	277	276
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	480	502
Class A4, 5.552% 5/12/45	193	199
Series 2006-CB17 Class A4, 5.429% 12/12/43	229	239
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	192	200
Series 2006-LDP9 Class A3, 5.336% 5/15/47	30	32
Series 2007-CB18 Class A4, 5.44% 6/12/47	67	71
Series 2007-CB19 Class A4, 5.8851% 2/12/49 (i)	1,130	1,207
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (i)	790	839
Series 2007-LDPX Class A3, 5.42% 1/15/49	517	546
Series 2006-LDP7 Class A4, 6.057% 4/15/45 (i)	834	857
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	4	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (i)	205	220
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	35
Series 2006-C7 Class A2, 5.3% 11/15/38	31	31
Series 2007-C1 Class A4, 5.424% 2/15/40	526	555
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	86	90
Series 2007-C7 Class A3, 5.866% 9/15/45	439	480
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6028% 1/12/44 (e)(i)	65	64
Series 2007-C1 Class A4, 6.0289% 6/12/50 (i)	354	376
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	35	37
Class ASB, 5.133% 12/12/49 (i)	12	12
Series 2007-5 Class A4, 5.378% 8/12/48	58	61
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	583
Series 2007-7 Class A4, 5.81% 6/12/50 (i)	258	276
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	23
Series 2007-7 Class B, 5.9342% 6/12/50 (i)	3	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 6.0766% 8/12/49 (i)	$ 65	$ 70
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (e)(i)	16	16
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (e)(i)	30	30
Class E, 0.4315% 10/15/20 (e)(i)	38	37
Class F, 0.4815% 10/15/20 (e)(i)	23	22
Class G, 0.5215% 10/15/20 (e)(i)	28	27
Class H, 0.6115% 10/15/20 (e)(i)	18	17
Class J, 0.7615% 10/15/20 (e)(i)	10	9
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	7	6
Series 2006-IQ11 Class A4, 5.8301% 10/15/42 (i)	17	18
Series 2007-HQ12 Class A2, 5.8611% 4/12/49 (i)	88	88
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49	2,968	3,156
Class B, 5.9059% 4/15/49 (i)	18	1
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	694	903
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (e)(i)	7	7
Class J, 0.7856% 9/15/21 (e)(i)	18	17
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	305	318
Series 2006-C29 Class A1A, 5.297% 11/15/48	276	291
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,199
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,306
Series 2007-C32 Class A3, 5.9027% 6/15/49 (i)	235	250
Series 2007-C33:
Class A4, 6.1503% 2/15/51 (i)	1,323	1,395
Class A5, 6.1503% 2/15/51 (i)	50	54
Series 2005-C22 Class B, 5.5288% 12/15/44 (i)	166	165
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	403	419
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	696	724
Series 2007-C31 Class C, 5.8609% 4/15/47 (i)	21	21
Series 2007-C31A Class A2, 5.421% 4/15/47	152	152
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,742)		42,218
Municipal Securities - 1.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	$ 100	$ 100
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	102
7.3% 10/1/39	535	772
7.5% 4/1/34	465	672
7.55% 4/1/39	1,375	2,076
7.6% 11/1/40	895	1,371
7.625% 3/1/40	2,275	3,430
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	81
Series 2010 C1, 7.781% 1/1/35	1,030	1,080
Series 2012 B, 5.432% 1/1/42	105	88
6.314% 1/1/44	515	465
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	289
4.95% 6/1/23	535	550
5.1% 6/1/33	6,125	5,772
Series 2010-1, 6.63% 2/1/35	1,325	1,381
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	805	847
7.35% 7/1/35	565	619
Series 2011:
4.961% 3/1/16	35	36
5.365% 3/1/17	15	16
5.665% 3/1/18	410	440
5.877% 3/1/19	1,320	1,433
Series 2013:
2.69% 12/1/17	110	109
3.14% 12/1/18	115	114
TOTAL MUNICIPAL SECURITIES (Cost $22,144)		21,854
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	$ 365	$ 370
5.75% 9/26/23 (e)	332	348
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $697)		718
Supranational Obligations - 0.0%

KeyBank NA 1.7% 6/1/18 (Cost $300)	300	300
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21	598	596
KeyBank NA 2.25% 3/16/20	1,500	1,502
TOTAL BANK NOTES (Cost $2,095)		2,098
Fixed-Income Funds - 6.0%
	Shares
Fidelity High Income Central Fund 2 (j)	326,193	37,512
Fidelity Mortgage Backed Securities Central Fund (j)	754,535	82,818
TOTAL FIXED-INCOME FUNDS (Cost $111,910)		120,330
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	75,927,955	$ 75,928
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	5,735,960	5,736
TOTAL MONEY MARKET FUNDS (Cost $81,664)		81,664
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,759,940)		2,042,818
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(49,986)
NET ASSETS - 100%		$ 1,992,832
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 6/1/30	$ (100)	(102)
3% 6/1/45	(1,800)	(1,823)
3% 6/1/45	(3,600)	(3,646)
3% 6/1/45	(1,750)	(1,772)
3% 6/1/45	(1,800)	(1,823)
3% 6/1/45	(3,600)	(3,646)
3% 6/1/45	(1,600)	(1,620)
3% 6/1/45	(150)	(152)
3% 6/1/45	(8,200)	(8,306)
3% 6/1/45	(2,700)	(2,735)
3% 6/1/45	(2,400)	(2,431)
3.5% 6/1/45	(1,000)	(1,044)
3.5% 6/1/45	(4,300)	(4,491)
4.5% 6/1/45	(200)	(217)
TOTAL TBA SALE COMMITMENTS (Proceeds $33,648)		$ (33,808)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
315 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 33,170	$ 600

The face value of futures purchased as a percentage of net assets is 1.7%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 14	$ (14)	$ -	$ (14)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,546,000 or 2.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,400,000.

(h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $29,000.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,187,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 72
Fidelity High Income Central Fund 2	1,631
Fidelity Mortgage Backed Securities Central Fund	1,474
Fidelity Securities Lending Cash Central Fund	88
Total	$ 3,265
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 36,948	$ 1,637	$ -	$ 37,512	4.5%
Fidelity Mortgage Backed Securities Central Fund	78,954	22,517	19,728	82,818	1.8%
Total	$ 115,902	$ 24,154	$ 19,728	$ 120,330
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 192,638	$ 191,598	$ -	$ 1,040
Consumer Staples	120,644	117,339	3,305	-
Energy	106,371	106,371	-	-
Financials	211,570	211,570	-	-
Health Care	201,679	194,544	7,135	-
Industrials	122,878	122,878	-	-
Information Technology	244,626	244,479	-	147
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 53,789	$ 53,789	$ -	$ -
Telecommunication Services	24,620	24,316	304	-
Utilities	34,690	34,690	-	-
Corporate Bonds	273,948	-	273,948	-
U.S. Government and Government Agency Obligations	120,160	-	120,160	-
U.S. Government Agency - Mortgage Securities	57,554	-	57,554	-
Asset-Backed Securities	7,193	-	7,160	33
Collateralized Mortgage Obligations	1,276	-	1,276	-
Commercial Mortgage Securities	42,218	-	42,209	9
Municipal Securities	21,854	-	21,854	-
Foreign Government and Government Agency Obligations	718	-	718	-
Supranational Obligations	300	-	300	-
Bank Notes	2,098	-	2,098	-
Fixed-Income Funds	120,330	120,330	-	-
Money Market Funds	81,664	81,664	-	-
Total Investments in Securities:	$ 2,042,818	$ 1,503,568	$ 538,021	$ 1,229
Derivative Instruments:
Assets
Futures Contracts	$ 600	$ 600	$ -	$ -
Liabilities
Swaps	$ (14)	$ -	$ (14)	$ -
Total Derivative Instruments:	$ 586	$ 600	$ (14)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (33,808)	$ -	$ (33,808)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,761,311,000. Net unrealized appreciation aggregated $281,507,000, of which $308,642,000 related to appreciated investment securities and $27,135,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015